Notes to the Interim Financial Statement - Condensed Consolidated Statement of Comprehensive Income (Details) - GBP (£) £ in Millions	6 Months Ended		12 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Dec. 31, 2017
Disclosure Of Condensed Consolidating Financial Information [Line Items]
Profit for the period (page 19)	£ 2,776	£ 2,347	£ 37,656
Other comprehensive income/(expense)
Items that may be reclassified subsequently to profit or loss:	978	(536)	(3,809)
Differences on exchange	1,288	(609)
Cash flow hedges	15	(166)
Net investment hedges	(328)	181
Tax on items that may be reclassified	(9)	53	34
Items that will not be reclassified subsequently to profit or loss:	287	115	681
Retirement benefit schemes	343	154
Tax on items that will not be reclassified	(56)	(39)	(171)
Total other comprehensive income/(expense) for the period, net of tax	1,265	(421)	(3,128)
Total comprehensive income for the period, net of tax	4,041	1,926	34,528
Attributable to:
Owners of the parent	3,952	1,853	34,361
Non-controlling interests	89	73	167
Total comprehensive income for the period, net of tax	4,041	1,926	£ 34,528
Investments Held at Fair Value
Other comprehensive income/(expense)
– net fair value gains in respect of associates, net of tax	12	5
BAT p.l.c., Parent guarantor
Disclosure Of Condensed Consolidating Financial Information [Line Items]
Profit for the period (page 19)	2,796	2,305
Other comprehensive income/(expense)
Share of subsidiaries OCI (other reserves)	287	115
Share of subsidiaries OCI (retained earnings)	978	(536)
Total comprehensive income for the period, net of tax	4,061	1,884
Attributable to:
Owners of the parent	4,061	1,884
Total comprehensive income for the period, net of tax	4,061	1,884
BATCAP, Issuer
Disclosure Of Condensed Consolidating Financial Information [Line Items]
Profit for the period (page 19)	146	(14)
Other comprehensive income/(expense)
Items that may be reclassified subsequently to profit or loss:	19
Cash flow hedges	19
Total other comprehensive income/(expense) for the period, net of tax	19
Total comprehensive income for the period, net of tax	165	(14)
Attributable to:
Owners of the parent	165	(14)
Total comprehensive income for the period, net of tax	165	(14)
BATIF, BATNF,BATHTN, and RAI, Subsidiary guarantors
Disclosure Of Condensed Consolidating Financial Information [Line Items]
Profit for the period (page 19)	1,508	(73)
Other comprehensive income/(expense)
Items that may be reclassified subsequently to profit or loss:	10	108
Cash flow hedges	10	(63)
Net investment hedges		171
Total other comprehensive income/(expense) for the period, net of tax	10	108
Total comprehensive income for the period, net of tax	1,518	35
Attributable to:
Owners of the parent	1,518	35
Total comprehensive income for the period, net of tax	1,518	35
All other companies, Non-guarantor subsidiaries
Disclosure Of Condensed Consolidating Financial Information [Line Items]
Profit for the period (page 19)	3,265	2,567
Other comprehensive income/(expense)
Items that may be reclassified subsequently to profit or loss:	949	(644)
Differences on exchange	1,288	(609)
Cash flow hedges	(14)	(103)
Net investment hedges	(328)	10
Tax on items that may be reclassified	(9)	53
Items that will not be reclassified subsequently to profit or loss:	287	115
Retirement benefit schemes	343	154
Tax on items that will not be reclassified	(56)	(39)
Total other comprehensive income/(expense) for the period, net of tax	1,236	(529)
Total comprehensive income for the period, net of tax	4,501	2,038
Attributable to:
Owners of the parent	4,412	1,965
Non-controlling interests	89	73
Total comprehensive income for the period, net of tax	4,501	2,038
All other companies, Non-guarantor subsidiaries | Investments Held at Fair Value
Other comprehensive income/(expense)
– net fair value gains in respect of associates, net of tax	12	5
Eliminations
Disclosure Of Condensed Consolidating Financial Information [Line Items]
Profit for the period (page 19)	(4,939)	(2,438)
Other comprehensive income/(expense)
Share of subsidiaries OCI (other reserves)	(287)	(115)
Share of subsidiaries OCI (retained earnings)	(978)	536
Total comprehensive income for the period, net of tax	(6,204)	(2,017)
Attributable to:
Owners of the parent	(6,204)	(2,017)
Total comprehensive income for the period, net of tax	£ (6,204)	£ (2,017)